Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	MITO
Entity Registrant Name	STEALTH BIOTHERAPEUTICS CORP
Entity Central Index Key	0001696396
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	68,487,948
Series A Preferred Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	91,600,398